PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 5,019		¥ 3,952
Receivable related to financial services (Note 2)	3,403		3,679
Prepaid expenses	240		224
Interest receivables	759		621
Others	748		556
Total	¥ 10,169	$ 1,475	¥ 9,032